Financial Instruments and Financial Risk Management - Schedule of Effect of Change in Commodity Prices on Profit (Loss) (Detail) - Commodity Price Risk $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) USD_per_LB	Dec. 31, 2021 CAD ($) USD_per_LB
Copper
Disclosure of commodity price risk for financial instruments [line items]
Price | USD_per_LB	3.80	4.42
Change in Profit Attributable to Shareholders	$ 52	$ 53
Zinc
Disclosure of commodity price risk for financial instruments [line items]
Price | USD_per_LB	1.35	1.62
Change in Profit Attributable to Shareholders	$ 9	$ 7
Steelmaking coal
Disclosure of commodity price risk for financial instruments [line items]
Change in Profit Attributable to Shareholders	$ 9	$ 0